UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 2008

Check here if Amendment [ ]; Amendment     Number: ___
This Amendment (Check only one.):          [ ]is a restatement.
                                           [ ]adds new holdings
                                           entries.
Institutional Investment Manager Filing    this Report:

Name:     Towle & Co.
          ----------------------------------
Address:  1610 Des Peres Road, Suite 250
          ----------------------------------
          St. Louis, MO 63131
          ----------------------------------

Form 13F File Number: 28-
                         --------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Peter J. Lewis, CFA
        ----------------------------
Title:  Director of Research
        ----------------------------
Phone:  314-822-0204
        ----------------------------

Signature, Place, and Date of Signing:

   Peter J. Lewis                  St. Louis, MO                 04/15/08
---------------------           -------------------           -------------
    [Signature]                     [City, State]                [Date]

Report Type (Check only one.):

     [X]13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

     [ ]13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s.)

[ ]13F COMBINATION REPORT. (Check here it a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other managers Reporting for this Manager: None

                             Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:           None
                                          -------

Form 13F Information Table Entry Total:        74
                                          -------

Form 13F Information Table Value Total:  $317,685
                                         --------
                                       (thousands)

                                                 FORM 13F INFORMATION TABLE

                                                           VALUE   SHARES/ SH/ PUT/ INVSTMT  OTHER      VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT PRN CALL DSCRETN MANAGERS  SOLE  SHARED  NONE
------------------------------ ---------------- --------- -------- ------- --- ---- ------- -------- ------- ------ -------
Air Canada Inc                 Foreign Shares   008911703     6586  722800 SH       Sole    None      415900      -  306900
Alaska Air Group Inc           Common Shares    011659109     2646  134900 SH       Sole    None       80066      -   54834
AmeriServ Financial Inc        Common Shares    03074a102     2654  951419 SH       Sole    None      550600      -  400819
Arkansas Best Corp             Common Shares    040790107    11287  354270 SH       Sole    None      206050      -  148220
ArvinMeritor Inc               Common Shares    043353101     8249  659400 SH       Sole    None      385300      -  274100
BankUnited Financial Corp      Common Shares    06652b103     7388 1474800 SH       Sole    None      856100      -  618700
Beazer Homes USA Inc           Common Shares    07556q105     5790  612759 SH       Sole    None      356000      -  256759
Brunswick Corp                 Common Shares    117043109     9540  597400 SH       Sole    None      346000      -  251400
Building Materials Hdlg Corp   Common Shares    120113105     4907 1120400 SH       Sole    None      648800      -  471600
Celestica Inc                  Common Shares    15101q108     7329 1090700 SH       Sole    None      632018      -  458682
Charming Shoppes Inc           Common Shares    161133103      208   43159 SH       Sole    None       43159      -       -
Chiquita Brands Intl Inc       Common Shares    170032809    14388  622600 SH       Sole    None      361500      -  261100
Circuit City Stores Inc        Common Shares    172737108      278   70000 SH       Sole    None       70000      -       -
CNA Financial Corp             Common Shares    126117100     8174  316950 SH       Sole    None      185100      -  131850
ConocoPhillips                 Common Shares    20825c104     6260   82153 SH       Sole    None       47450      -   34703
Covenant Transport Group Inc   Common Shares    22284p105     2528  487200 SH       Sole    None      281600      -  205600
Ditech Networks Inc            Common Shares    25500t108      294  100000 SH       Sole    None      100000      -       -
Edge Petroleum Corp            Common Shares    279862106      241   60000 SH       Sole    None       60000      -       -
EFJ Inc.                       Common Shares    26843b101      240  200000 SH       Sole    None      200000      -       -
Flagstar Bancorp Inc           Common Shares    337930101     6200  858825 SH       Sole    None      498625      -  360200
Flexsteel Industries Inc       Common Shares    339382103     4692  348090 SH       Sole    None      198735      -  149355
FSI International Inc          Common Shares    302633102      266  200000 SH       Sole    None      200000      -       -
Furniture Brands Intl Inc      Common Shares    360921100    14312 1223300 SH       Sole    None      708400      -  514900
Gehl Company                   Common Shares    368483103     6381  376700 SH       Sole    None      218400      -  158300
Group 1 Automotive Inc         Common Shares    398905109     6647  283100 SH       Sole    None      164800      -  118300
Haverty Furniture Co Inc       Common Shares    419596101     8485  797500 SH       Sole    None      474200      -  323300
Hot Topic Inc                  Common Shares    441339108      215   50000 SH       Sole    None       50000      -       -
HRPT Properties Tr             Common Shares    40426w101      336   50000 SH       Sole    None       50000      -       -
Irwin Financial Corp           Common Shares    464119106     7017 1321500 SH       Sole    None      767101      -  554399
Jo-Ann Stores Inc              Common Shares    47758p307     3517  238795 SH       Sole    None      139757      -   99038
Kemet Corp                     Common Shares    488360108      242   60000 SH       Sole    None       60000      -       -
Korea Electric Power Corp      Sponsored ADR    500631106     7538  501200 SH       Sole    None      292400      -  208800
LandAmerica Financial          Common Shares    514936103    11816  299384 SH       Sole    None      174350      -  125034
Lattice Semiconductor Corp     Common Shares    518415104      284  100000 SH       Sole    None      100000      -       -
Leadis Technology, Inc.        Common Shares    52171N103      318  165000 SH       Sole    None      165000      -       -
Lear Corp                      Common Shares    521865105    10345  399300 SH       Sole    None      231000      -  168300
LSI Corporation                Common Shares    502161102      371   75000 SH       Sole    None       75000      -       -
M/I Homes Inc                  Common Shares    55305b101     7401  435880 SH       Sole    None      253350      -  182530
Material Sciences Corp         Common Shares    576674105      266   34400 SH       Sole    None       34400      -       -
Max Worldwide, Inc             Common Shares    577940109       62  155000 SH       Sole    None      155000      -       -
Meritage Homes Corporation     Common Shares    59001a102     9448  489041 SH       Sole    None      284841      -  204200
Merix Corp                     Common Shares    590049102      204  100000 SH       Sole    None      100000      -       -
Motive, Inc.                   Common Shares    61980V107      191  125840 SH       Sole    None      125840      -       -
Natuzzi Spa                    Sponsored ADR    63905a101      896  242327 SH       Sole    None      142800      -   99527
Navistar International Corp    Common Shares    63934e108    25581  425300 SH       Sole    None      249500      -  175800
Newpark Resources Inc          Common Shares    651718504     6077 1191700 SH       Sole    None      687200      -  504500
Parlux Fragrances Inc          Common Shares    701645103      294  100000 SH       Sole    None      100000      -       -
Peak International Ltd         Common Shares    G69586108      384  200000 SH       Sole    None      200000      -       -
PFF Bancorp Inc                Common Shares    69331w104     7307  878300 SH       Sole    None      508800      -  369500
PMA Capital Corp               Common Shares    693419202     6480  758881 SH       Sole    None      439243      -  319638
PolyOne Corporation            Common Shares    73179p106     6041  948400 SH       Sole    None      548000      -  400400
Proliance International Inc    Common Shares    74340r104     1869 1027448 SH       Sole    None      609234      -  418214
Qimonda Ag                     Sponsored ADR    746904101      323   75000 SH       Sole    None       75000      -       -
Quanta Capital Holdings Ltd    Common Shares    g7313f106     1923 1111800 SH       Sole    None      637400      -  474400
RF Micro Devices Inc           Common Shares    749941100      199   75000 SH       Sole    None       75000      -       -
Richardson Electronics Ltd     Common Shares    763165107      248   58700 SH       Sole    None       58700      -       -
Sanmina-SCI Corp               Common Shares    800907107     9652 5958100 SH       Sole    None     3552000      - 2406100
Semiconductor Mfg Intl         Sponsored ADR    81663n206      263   75000 SH       Sole    None       75000      -       -
Silicon Storage Technology Inc Common Shares    827057100      262  100000 SH       Sole    None      100000      -       -
Spansion Inc Cl A              Common Shares    84649r101      247   90000 SH       Sole    None       90000      -       -
Stein Mart Inc                 Common Shares    858375108      393   70000 SH       Sole    None       70000      -       -
Stewart Info. Services Corp    Common Shares    860372101     7169  256150 SH       Sole    None      149000      -  107150
Superior Offshore              Common Shares    86825Q104      264   80000 SH       Sole    None       80000      -       -
International
Sypris Solutions Inc.          Common Shares    871655106      289   70000 SH       Sole    None       70000      -       -
Tecumseh Products Co           Common Shares    878895200     2970   96817 SH       Sole    None       53012      -   43805
Tesoro Corporation             Common Shares    881609101     3998  133298 SH       Sole    None       78550      -   54748
True Energy Trust              Foreign Unit     897839106      356  100000 UNT      Sole    None      100000      -       -
Union Drilling Inc             Common Shares    90653p105     9065  518298 SH       Sole    None      287833      -  230465
Valero Energy Corp             Common Shares    91913y100     7223  147079 SH       Sole    None       85600      -   61479
Vimicro International Corp     Sponsored ADR    92718n109      137   50000 SH       Sole    None       50000      -       -
Virco Mfg Corp                 Common Shares    927651109     3338  638369 SH       Sole    None      369360      -  269009
West Marine Inc                Common Shares    954235107      209   30000 SH       Sole    None       30000      -       -
Westell Technologies Inc.      Common Shares    957541105      300  200000 SH       Sole    None      200000      -       -
YRC Worldwide Inc              Common Shares    984249102     8357  637000 SH       Sole    None      369300      -  267700